Operating segments (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating segments
Total (Note 23)	R$ 1,444,380	R$ 956,519	R$ 677,133
NAE (North America and Europe)
Operating segments
Total (Note 23)	699,878	471,763	309,365
North America
Operating segments
Total (Note 23)	684,558	451,999	284,321
Europe
Operating segments
Total (Note 23)	15,320	19,764	25,044
LATAM (Latin America)
Operating segments
Total (Note 23)	694,334	435,987	332,692
APJ (Asia, Pacific and Japan)
Operating segments
Total (Note 23)	R$ 50,168	R$ 48,769	R$ 35,106